SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 93.0%
Australia — 0.9%
10,200	Anglogold Ashanti Plc	$825,078

Brazil — 5.9%
551,300	B3 SA - Brasil Bolsa Balcao	1,550,641
217,000	Banco do Brasil SA	838,609
452	MercadoLibre, Inc.*	767,220
345,863	Raia Drogasil SA	1,123,554
134,400	WEG SA	1,221,298
		5,501,322
Chile — 3.7%
67,533	Antofagasta Plc	3,427,512

India — 13.0%
62,900	Dr. Reddy’s Laboratories Ltd., ADR	911,421
84,600	HDFC Bank Ltd., ADR	2,185,218
102,678	Hindalco Industries Ltd.	1,042,895
206,005	Kotak Mahindra Bank Ltd.	854,601
59,044	Mahindra & Mahindra Ltd.	1,920,394
18,400	MakeMyTrip Ltd.*	980,536
149,791	Marico Ltd.	1,324,678
84,090	Phoenix Mills Ltd. (The)	1,734,197
30,572	Tata Consultancy Services Ltd.	657,099
44,003	Tata Consumer Products Ltd.	500,794
		12,111,833
Indonesia — 1.2%
2,624,300	Bank Central Asia Tbk PT	817,747
3,556,700	Sumber Alfaria Trijaya Tbk PT	273,748
		1,091,495
Korea — 21.7%
721	HD Hyundai Electric Co. Ltd.	462,508
13,805	LEENO Industrial, Inc.	760,770
87,044	Macquarie Korea Infrastructure Fund	572,682
17,253	Samsung Electronics Co. Ltd.	3,828,393
6,943	Samsung Fire & Marine Insurance Co. Ltd.	2,801,715
32,766	Shinhan Financial Group Co. Ltd.	2,054,417
5,554	SK Hynix, Inc.	9,800,492
		20,280,977
Mexico — 3.5%
176,900	Fomento Economico Mexicano SAB de CV	2,260,880
94,200	Regional SAB de CV	719,233
109,600	Wal-Mart de Mexico SAB de CV	321,263
		3,301,376

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Peru — 1.5%
3,600	Credicorp Ltd.	$1,402,488

Philippines — 0.9%
87,090	SM Investments Corp.	839,549

Saudi Arabia — 0.8%
45,030	Al Rajhi Bank	789,918

South Africa — 4.1%
45,785	Clicks Group Ltd.	636,188
121,532	Discovery Ltd.	1,962,442
9,586	Naspers Ltd., Class N	481,349
562,600	Pepkor Holdings Ltd.(a)	760,628
		3,840,607
Taiwan — 31.2%
98,271	Advantech Co. Ltd.	1,533,122
112,542	ASE Technology Holding Co. Ltd.	2,511,550
55,983	Chroma ATE, Inc.	3,890,453
66,905	Delta Electronics, Inc.	4,201,887
1,571,716	E.Sun Financial Holding Co. Ltd.	1,705,584
31,527	MediaTek, Inc.	4,296,018
117,646	Taiwan Semiconductor Manufacturing Co. Ltd.	9,281,126
368,423	Uni-President Enterprises Corp.	863,894
24,547	Voltronic Power Technology Corp.	845,720
		29,129,354
Thailand — 0.8%
113,600	Kasikornbank Public Co. Ltd., NVDR	747,053

United Arab Emirates — 1.4%
571,790	Aldar Properties PJSC	1,290,280

United Kingdom — 1.5%
22,760	Unilever Plc	1,367,139

Vietnam — 0.9%
1,032,487	Asia Commercial Bank JSC	891,698

Total Common Stocks		86,837,679
(Cost $54,653,333)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Preferred Stocks — 5.0%
Korea — 5.0%
33,298	Samsung Electronics Co. Ltd., 0.93%	$4,695,762

Total Preferred Stocks		4,695,762
(Cost $1,584,792)
Investment Company — 1.9%
1,783,596	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	1,783,596
Total Investment Company		1,783,596
(Cost $1,783,596)
Total Investments		$93,317,037
(Cost $58,021,721) — 99.9%
Other assets in excess of liabilities — 0.1%		73,948
NET ASSETS — 100.0%		$93,390,985

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
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